Document and Entity Information	May 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2026
Entity File Number	001-39576
Entity Registrant Name	Global Business Travel Group, Inc.
Entity Central Index Key	0001820872
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0598290
Entity Address, Address Line One	666 3rd Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	344-1290
Title of 12(b) Security	Class A common stock, par value of $0.0001 per share
Trading Symbol	GBTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false